Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.0%
121,088	Vanguard Global ex-U.S. Real Estate ETF	$ 5,195,886	1.0
93,005	Vanguard Real Estate ETF	6,496,399	1.3
99,639	Vanguard Russell 1000 Growth ETF	15,412,161	3.0
215,751	Vanguard Value ETF	19,214,784	3.7

	Total Exchange-Traded Funds
	(Cost $54,692,314)	46,319,230	9.0

MUTUAL FUNDS: 90.5%
	Affiliated Investment Companies: 90.5%
572,355	Voya High Yield Bond Fund - Class R6	4,017,935	0.8
452,157	Voya Index Plus LargeCap Portfolio - Class I	10,209,701	2.0
1,166,757	Voya Intermediate Bond Fund - Class R6	11,795,909	2.3
434,585	Voya Large-Cap Growth Fund - Class R6	17,965,726	3.5
994,587	Voya MidCap Opportunities Portfolio - Class I	11,467,584	2.2
3,707,759	Voya Multi-Manager Emerging Markets Equity Fund - Class I	35,112,475	6.8
8,038,387	Voya Multi-Manager International Equity Fund - Class I	71,139,729	13.8
6,203,313	Voya Multi-Manager International Factors Fund - Class I	46,028,583	9.0
1,735,183	Voya Multi-Manager Mid Cap Value Fund - Class I	11,365,449	2.2
561,639	Voya Short Term Bond Fund - Class R6	5,363,657	1.1
597,014	Voya Strategic Income Opportunities Fund - Class R6	5,450,738	1.1
1,315,528	Voya U.S. High Dividend Low Volatility Fund - Class R6	12,839,554	2.5
5,809,562	Voya U.S. Stock Index Portfolio - Class I	79,300,519	15.4
3,283,563	VY® Invesco Comstock Portfolio - Class I	38,187,842	7.4
1,367,892	VY® JPMorgan Small Cap Core Equity Portfolio - Class I	15,265,680	3.0
1,990,944	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	51,565,454	10.0
550,964	VY® T. Rowe Price Growth Equity Portfolio - Class I	$ 38,181,825	7.4

	Total Mutual Funds
	(Cost $579,029,605)	465,258,360	90.5

	Total Investments in Securities (Cost $633,721,919)	$ 511,577,590	99.5
	Assets in Excess of Other Liabilities	2,481,415	0.5
	Net Assets	$ 514,059,005	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 46,319,230	$ –	$ –	$ 46,319,230
Mutual Funds	465,258,360	–	–	465,258,360
Total Investments, at fair value	$ 511,577,590	$ –	$ –	$ 511,577,590
Other Financial Instruments+
Futures	1,904,696	–	–	1,904,696
Total Assets	$ 513,482,286	$ –	$ –	$ 513,482,286
Liabilities Table
Other Financial Instruments+
Futures	$ (794,773)	$ –	$ –	$ (794,773)
Total Liabilities	$ (794,773)	$ –	$ –	$ (794,773)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$ -	$ 3,790,031	$ (12,164)	$ 240,068	$ 4,017,935	$ 6,993	$ (43)	$ -
Voya Index Plus LargeCap Portfolio - Class I	13,242,750	396,036	(662,491)	(2,766,594)	10,209,701	-	(81,923)	-
Voya Intermediate Bond Fund - Class R6	14,516,900	379,034	(2,675,175)	(424,850)	11,795,909	128,824	145,369	-
Voya Large-Cap Growth Fund - Class R6	23,274,619	679,781	(3,002,914)	(2,985,760)	17,965,726	-	(208,204)	-
Voya MidCap Opportunities Portfolio - Class I	14,698,160	235,309	(962,774)	(2,503,111)	11,467,584	-	63,734	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	47,390,641	1,956,271	(1,398,430)	(12,836,007)	35,112,475	-	318,605	-
Voya Multi-Manager International Equity Fund - Class I	93,653,097	4,548,443	(3,028,563)	(24,033,248)	71,139,729	-	(110,909)	-
Voya Multi-Manager International Factors Fund - Class I	59,570,238	2,473,302	(2,129,148)	(13,885,809)	46,028,583	-	(234,276)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	14,778,193	2,078,622	(615,833)	(4,875,533)	11,365,449	-	(155,581)	-
Voya Short Term Bond Fund - Class R6	11,315,179	533,645	(6,247,512)	(237,655)	5,363,657	62,901	(147,094)	-
Voya Strategic Income Opportunities Fund - Class R6	6,499,767	374,750	(750,141)	(673,638)	5,450,738	59,692	(6,074)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	16,507,189	1,008,218	(960,136)	(3,715,717)	12,839,554	-	25,888	-
Voya U.S. Stock Index Portfolio - Class I	103,042,503	1,971,550	(6,052,723)	(19,660,811)	79,300,519	1	(470,839)	-
VY® Invesco Comstock Portfolio - Class I	49,952,927	6,878,266	(2,169,222)	(16,474,129)	38,187,842	-	(72,521)	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	19,789,207	2,468,987	(1,077,304)	(5,915,210)	15,265,680	-	(288,109)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	65,744,231	1,270,816	(8,265,684)	(7,183,909)	51,565,454	-	(425,280)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	49,533,612	784,362	(6,548,548)	(5,587,601)	38,181,825	-	(1,608,600)	-
	$ 603,509,213	$ 31,827,423	$ (46,558,762)	$ (123,519,514)	$ 465,258,360	$ 258,411	$ (3,255,857)	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	89	06/19/20	$ 5,106,820	$ 647,149
S&P 500® E-Mini	40	06/19/20	5,139,400	330,121
U.S. Treasury Ultra Long Bond	47	06/19/20	10,428,125	927,426
			$ 20,674,345	$ 1,904,696
Short Contracts:
U.S. Treasury 10-Year Note	(151)	06/19/20	(20,941,813)	(794,773)
			$ (20,941,813)	$ (794,773)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $641,184,790.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 1,234,346
Gross Unrealized Depreciation	(129,731,623)
Net Unrealized Depreciation	$ (128,497,277)